July 14, 2010
Edgar & Fax
Mr. Robert Errett
Securities and Exchange Commission
Division of Corporate Finance
100 F. Street, N.E.
Washington, D.C. 20549-3561

Re:	Gas Natural Inc. (formerly Energy, Inc.) Amendment No. 1 to Registration Statement on Form S-1 SEC File No. 333-167859
Dear Mr. Errett,
Gas Natural Inc., an Ohio corporation (the “Company”), is filing today, via Edgar, Amendment No. 1 to the Company’s Registration Statement on Form S-1 and exhibits thereto (the “Amendment”) relating to an offering of 2,875,000 primary and secondary shares of its common stock (the “Offering”). The Amendment covers an underwritten public offering of 1,500,000 shares by the Company, 1,000,000 shares by Richard M. Osborne, as Trustee of the Richard M. Osborne Trust, and 375,000 shares to cover over-allotments. For your convenience, attached is a typeset version of the Amendment, marked to show changes from the initial Form S-1.
     The Amendment reflects the revisions you suggested in our conversation of July 7, 2010. The Registration Statement has also been revised to disclose the Company’s reincorporation under the laws of the State of Ohio, which was approved by the Company’s shareholders at the annual meeting June 30, 2010 and effectuated July 9, 2010. The Registration Statement now reflects the registrant’s new name, Gas Natural Inc., and discloses certain aspects of Ohio law that are required to be disclosed in the Registration Statement under applicable SEC regulations. In addition, our legal opinion is attached as Exhibit 5.1.
     If you have any comments or questions concerning these matters, please contact me at (216) 736-7215 or my partner Marc C. Krantz at (216) 736-7204.

Sincerely,
/s/ Christopher J. Hubbert
Christopher J. Hubbert, Esq.

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